Basis of Presentation - Impact of the adoption of the new revenue recognition guidance on the Consolidated Statement of Cash Flow (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:	$ 38,691	$ 110,908
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in Receivables, net	(8,666)	7,423
Decrease/ (Increase) in Capitalized voyage expenses	(525)	$ 0
Balance without adoption of New Revenue Standard
Cash Flows from Operating Activities:	38,068
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in Receivables, net	(7,987)
Decrease/ (Increase) in Capitalized voyage expenses	0
Effect of Change
Cash Flows from Operating Activities:	623
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in Receivables, net	(679)
Decrease/ (Increase) in Capitalized voyage expenses	(525)
As reported
Cash Flows from Operating Activities:	38,691
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in Receivables, net	(8,666)
Decrease/ (Increase) in Capitalized voyage expenses	$ (525)